Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables		$ 53,187	$ 158,930
Trade and other payables		(111,577)	(158,276)
Total		(3,018,284)	(2,574,912)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables
Trade and other payables
Total		(726,941)	(617,135)
Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables		53,187	158,930
Trade and other payables		(111,577)	(158,276)
Total		(2,965,093)	(1,782,207)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		482,605	552,064
Other current financial assets		442	565
Other long-term financial assets		17,662	9,767
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 1 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		482,605	552,064
Other current financial assets		442	565
Other long-term financial assets		17,662	9,767
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(41,537)	(26,483)
Indebtedness	[1]	(3,408,172)	(3,098,058)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities
Indebtedness	[1]
Level 2 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(41,571)	(26,272)
Indebtedness	[1]	(2,628,199)	(1,688,023)
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities		(10,894)	(13,421)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities		(726,941)	(617,135)
Level 2, Level 3 [Member] | Fair Value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities		$ (737,642)	$ (630,962)

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment (December 31, 2024 — excludes deferred financing costs, prepayment options and loss on prepayment).